Other assets (Tables)	12 Months Ended
Jun. 30, 2021
Other assets
Schedule of other assets

	As of June 30,
(in € thousands)	2020	2021
Right of return assets	5,075	5,279
IPO preparation costs	2,312	—
Prepaid expenses	2,012	4,479
Receivables against payment service providers	4,784	847
Advanced payments	1,167	1,106
Deposits	1,805	991
Other assets	1,795	1,965
	18,950	14,667